Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents		$ 4,032	$ 2,828
Short-term deposit			3,498
Accounts receivables - trade		41	18
Other current assets		358	290
Inventory		132	180
Current assets		4,563	6,814
NON-CURRENT ASSETS:
Inventory		120	260
Property and equipment, net		102	120
Intangible assets, net		16	16
Non-current assets		238	396
TOTAL ASSETS		4,801	7,210
CURRENT LIABILITIES:
Accounts payables - trade		66	190
Other current liabilities		662	767
Current Liabilities		728	957
NON-CURRENT LIABILITIES:
Contract liability		118	118
Warrants at fair value		534	559
Retirement benefit obligation, net		62	65
Non-current liabilities		714	742
TOTAL LIABILITIES		1,442	1,699
SHAREHOLDERS' EQUITY:
Ordinary share capital	[1]	5,292	5,292
Share premium		55,145	55,040
Other capital reserves		302	330
Warrants		730	730
Accumulated deficit		(58,110)	(55,881)
TOTAL SHAREHOLDERS' EQUITY		3,359	5,511
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 4,801	$ 7,210

[1]	On July 9, 2018, the Company implemented a 10-for-1 consolidation of its ordinary shares with a market effective date of July 13, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share.